Segment Information - Selected Financial Data (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Segment Information
Net sales	$ 230,308	$ 181,277	$ 640,149	$ 507,752	$ 698,144		$ 550,846
Adjusted EBITDA	17,913	13,479	42,600	32,971	47,174		33,595
Interest expense	13,404	8,614	30,265	24,283	32,549		25,229
Income tax benefit	(428)	(796)	(3,511)	(2,239)	(3,368)		(17,545)
Depreciation and amortization	5,816	6,072	17,782	18,386	25,501		23,838
Acquisition, restructuring and integration expense	3,959	1,829	8,746	3,772	8,835		22,355
Change in fair value of warrant liabilities	5,215		5,215
Management and consulting fees	834	1,591	3,035	4,791	6,382		5,317
Equity-based compensation	705	306	1,184	918	1,223		1,553
Mark-to-market adjustments	543	(4)	793	(1,979)	(3,585)		(217)
Loss (gain) on disposal of property, plant and equipment	459	(390)	748	(147)	243		7,750
Other	424	147	1,885	1,268	702		6,665
Net loss	(13,018)	(3,890)	(23,542)	(16,082)	(21,308)	[1]	(128,865)	[1]
Total assets	750,088	582,494	750,088	582,494	593,020		548,140
Operating Segments | Beverage Solutions.
Segment Information
Net sales	173,486	138,838	492,712	400,506	551,013		424,906
Adjusted EBITDA	15,885	11,462	38,776	29,924	41,468		28,802
Total assets	638,160	497,219	638,160	497,219	510,751		488,577
Operating Segments | Sustainable, Sourcing and Traceability
Segment Information
Net sales	62,809	47,529	169,041	121,550	170,035		150,577
Adjusted EBITDA	2,028	2,017	3,824	3,047	5,706		4,793
Total assets	111,928	85,275	111,928	85,275	82,269		59,563
Intersegment Eliminations
Segment Information
Net sales	$ (5,987)	$ (5,090)	$ (21,604)	$ (14,304)	$ (22,904)		$ (24,637)

[1]	Retroactively restated for de-SPAC merger transaction as described in Note 2.